LONG-TERM BANK LOAN (Summary of Contractual Maturities of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Contractual maturities of loans
2016	$ 4,576
2017	4,576
Total long-term bank loan	$ 9,152	$ 13,121